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                                  FUND PROFILE

                                 WARBURG PINCUS

                              EUROPEAN EQUITY FUND

                             Subscription Offering

                                November 2, 1998


                         [MAN HOLDING GLOBE GRAPHIC](SM)


     This profile summarizes key information about the fund that is included in the fund's prospectus. The prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by contacting the Shareholder Service Center or by calling Charles Schwab & Co., Inc. at 800-435-4000. Information is also available at the Schwab Web site (www.schwab.com/funds).


                             [WARBURG PINCUS LOGO]
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     GOAL

    Capital appreciation

     STRATEGY

    -  Invests in European stocks

    -  Targets Western European countries

    -  May use growth and/or growth-at-a-reasonable-price approaches

    The fund considers Western Europe to include the European Union, Norway and Switzerland.

    In choosing stocks, the portfolio managers consider a number of factors including:

    -  stock price relative to the company's rate of earnings growth

    -  valuation relative to other European companies and market averages

    -  the stock's currency denomination

    - merger and acquisition trends, particularly trends related to the impact of the introduction of the new European currency, the "euro," on the finance, marketing and distribution strategies of European companies

     INVESTOR PROFILE

    This fund is designed for investors who:

    -  have longer time horizons

    - are willing to assume the risk of losing money in exchange for attractive potential long-term returns

    -  are investing for capital appreciation

    -  can accept a higher degree of volatility

    - are seeking access to European markets, which can be less accessible to individual investors

    It may NOT be appropriate if you:

    -  are investing for a shorter time horizon

    - are uncomfortable with an investment that may suffer substantial declines in value

    -  are looking for a broadly diversified global or international equity fund

    -  are looking for income

    You should base your investment decision on your own goals, risk preferences and time horizon.

     MAIN INVESTMENT RISKS

    All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money. Before investing in this fund, please make sure you understand the risks.

    An investment in the fund is not a bank deposit. It is not FDIC-insured or government-endorsed. As with any mutual fund, you could lose money over any period of time.

MARKET RISK

    The market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments -- including stocks and bonds, and the mutual funds that invest in them.

FOREIGN SECURITIES

    A fund that invests outside the U.S. carries additional risks that include:

    - CURRENCY RISK Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses.

    - INFORMATION RISK Key information about an issuer, security or market may be inaccurate or unavailable.

    - POLITICAL RISK Foreign governments may expropriate assets, impose capital controls or punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair a fund's ability to bring its capital or income back to the U.S. Other political risks include economic policy
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       changes, social and political instability, military action and war.

REGION FOCUS

    Market swings in the targeted region (Western Europe) will likely have a greater effect on fund performance than they would in a more geographically diversified equity fund.

     FEES AND FUND EXPENSES

    This table describes the fees and expenses you may bear as a shareholder. Annual fund operating expense figures are estimates for fiscal 1999, but do not reflect fee waivers and expense reimbursements.*

  SHAREHOLDER FEES
    (paid directly from your investment)
  Sales charge "load" on purchases                     NONE
  Deferred sales charge "load"                         NONE
  Sales charge "load" on reinvested distributions      NONE
  Redemption fee                                       NONE
  Exchange fee                                         NONE

  ANNUAL FUND OPERATING EXPENSES
    (deducted from fund assets)
  Management fee                                       1.00%
  Distribution and service (12b-1) fee                 0.25%
  Other expenses                                       0.90%
  TOTAL ANNUAL FUND OPERATING EXPENSES                 2.15%

*Through at least February 2000, fund service providers have voluntarily agreed to waive some of their fees and reimburse expenses. These waivers and reimbursements are expected to lower fund expenses as follows:

                    Distribution                             Total
                         and                               annual fund
 Management            service             Other            operating
     fee             (12b-1) fee          expenses           expenses
 ----------         -------------         ---------        -----------
    0.40%               0.25%               0.80%             1.45%

                                     EXAMPLE

This example may help you compare the cost of investing in this fund with the cost of investing in other mutual funds. Because the example uses hypothetical conditions, your actual costs may be higher or lower.

Assume you invest $10,000, the fund returns 5% annually, expense ratios remain as listed previously, and you close your account at the end of the time periods shown. Based on these assumptions, your cost would be:

        ONE YEAR          THREE YEARS
        --------          -----------
   Before waivers and reimbursements*
   ----------------------------------
         $218                $673

*Fee waivers and expense reimbursements would lower your cost as follows:

        One year          Three years
        --------          -----------
         $148                $459

    INVESTMENT ADVISER

    BEA Associates

    SUB-ADVISER

    Credit Suisse Asset Management Limited

    PORTFOLIO MANAGERS

    Susan E. Boland is the Portfolio Manager of the fund, and Emily F. Baker is the Assistant Portfolio Manager. Ms. Boland is a Senior Vice President of BEA Associates. She joined BEA in 1996 from Barran & Partners Limited, where she was a director and portfolio manager from 1995 - 1996. Prior to that she was a partner and European portfolio manager for Teton Partners from 1992 - 1995, and a portfolio manager and analyst with Fidelity Management & Research Company from 1985 - 1991. Ms. Baker is a Vice President of BEA Associates. From 1994 - 1996 she was a vice president at Mastrapasqua & Associates, an investment management firm. Prior to that she was a financial consultant with the private client services group at Merrill Lynch. Prior to that, she was director of business development at Davis-Kidd Booksellers from 1992-1993.

     HOW TO BUY SHARES

     During the offering period of November 2 through November 23, 1998, investors may subscribe to purchase shares of the fund at the fund's initial net asset value of $10.00 per share. Subscriptions will be available from Counsellors Securities Inc., the fund's distributor, and Charles Schwab & Co., Inc., a dealer selected to assist in the offering. Counsellors Securities Inc. will pay Schwab a fee for its services during the offering period. This fee will be paid solely by Counsellors Securities Inc. out of its own resources or those of its affiliates and will have no effect on the fund's fees or expenses.

     The opportunity to subscribe to purchase shares during the offering period is available only to current Warburg Pincus fund shareholders and Schwab brokerage account clients. Qualified investors who wish to participate in the offering should complete the [Subscription Coupon] and return

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                           SHAREHOLDER SERVICE CENTER
                           800-WARBURG (800-927-2874)
                       MONDAY-FRIDAY, 8 A.M.-8 P.M. (ET)
                          SATURDAY, 8 A.M.-4 P.M. (ET)

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it for receipt before the offering period has expired. Current Warburg
Pincus fund shareholders should call 800-WARBURG (800-927-2874) to speak with a Service Associate to obtain more information or to receive an application. Current brokerage account clients of Schwab should call 800-435-4000 to obtain more information or to receive a [Subscription Coupon].

     Orders and payment for fund shares received during the offering period will be processed after the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time) on November 23, 1998. Payments will be held uninvested by the fund's transfer agent until November 23; exchanges will be scheduled to take place on November 23.

     Subscriptions are revocable during the offering period by calling Counsellors Securities Inc. or Schwab.

     Orders received after the close of regular trading on the New York Stock Exchange on November 23, 1998, will receive the next price determined after your order has been received and accepted. After November
23, the price per share may be more or less than $10.

     The initial minimum investment is $2,500 for most accounts ($500 for IRAs and Uniform Transfers/Gifts-to-Minors accounts), and the subsequent minimum investment is $100 ($50 through the Automatic Monthly Investment Plan). You can invest in the fund after reading this Profile or you can call 800-XXX-XXXX for a fund prospectus (or other information).

     HOW TO SELL AND EXCHANGE SHARES

     After November 23, 1998, you may sell (redeem) your fund shares on days when the New York Stock Exchange is open, typically
Monday through Friday. You may redeem your shares in writing or by telephone and have redemption proceeds sent to you by check or electronic transfer. You can also redeem shares by exchanging into another Warburg Pincus fund or you can participate in the Automatic Withdrawal Plan.

     DISTRIBUTIONS AND TAXES

    The fund will typically distribute net income and capital gains annually, usually in November or December. Distributions will be reinvested unless you select another option.

    Distributions you receive from the fund, whether reinvested or taken in cash, are generally considered taxable. Fund distributions are taxed based on the length of time the fund holds its assets, regardless of how long you have held fund shares. Distributions from the fund's long-term capital gains are taxed as long-term capital gains; distributions from other sources are generally taxed as ordinary income. The fund will mostly make capital gains distributions.

     OTHER SERVICES

     Investors in this fund have available to them a number of services that make buying and selling shares easy. Automatic services include the Automatic Monthly Investment Plan, the Automatic Withdrawal Plan and Distribution Sweep. In addition, fund shares can be held in certain tax-advantaged accounts such as traditional IRAs and Roth IRAs. These services are described in more detail in the Warburg Pincus Shareholder Guide, which you will receive after you have made your investment or which you can order from the Shareholder Service Center.


                             [WARBURG PINCUS LOGO]

                      P.O. BOX 9030, BOSTON, MA 02205-9030
                  800-WARBURG (800-927-2874) - www.warburg.com

(C)1998 COUNSELLORS SECURITIES INC., DISTRIBUTOR.             SCEEQ-14-1198